E*TRADE PREMIER MONEY MARKET FUND
ANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We are writing to report the performance of the E*TRADE Premier Money Market Fund (the "Fund") from inception through December 31, 2001. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in a master portfolio that, in turn, invests in high-quality, short-term investments. From the Fund's inception on April 7, 2000 through December 31, 2001, the Fund's total return was 8.73%, with a 7-day current yield of 1.77% and a 7-day effective yield of 1.78%.*

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance.

FINANCIAL MARKETS COMMENTARY

The U.S. economy showed signs of weak growth throughout the year ended December 31, 2001. According to official reports, the economy slipped into recession starting in March. In an effort to keep the recession short and shallow, the Federal Reserve Board (the "Fed") cut its target federal funds rate eleven times during the year to 1.75%, its lowest level in forty years. The discount rate followed closely behind to end the year at 1.25%.

Throughout the first quarter, a significant portion of the Fund was positioned to mature within one month, as many securities with longer maturities were priced to incorporate another inter-meeting and/or overly aggressive Fed move. This strategy proved advantageous and prudent as the Fed eased aggressively and then moved to a moderate pace late in the second quarter. During the second and third quarters, anticipating further Fed rate cuts, the fund purchased assets with maturities between three and six months.

The Fund benefited from positive performance during the fourth quarter, which was due in large part to the longer-maturity paper purchased in the second and third quarters, along with some well-timed opportunities taken in the fourth quarter. The yield curve continued to price in less aggressive Fed easing; therefore, maintaining a longer weighted average maturity proved advantageous.

As we move into 2002, we continue to watch for signs leading to a reversal in monetary policy. This will most likely begin with a restocking of business inventories and will inevitably lead to increased consumer spending. While that is happening, we will be cautious to execute as we look for opportunities that compensate for a re-acceleration beginning as early as the second quarter of 2002.

E*TRADE Funds

E*TRADE Funds continue to offer an array of index-based, and actively managed mutual funds. Our family of funds is designed to help investors diversify their portfolios across sectors and product types. Our family mission is based on several core principles. We apply seasoned investment experience to actively managed and indexed funds. We keep expenses low by leveraging technology. Low costs and our 100% online platform put the power of portfolio diversification in your hands.

Please check out http://www.etradefunds.etrade.com for a prospectus containing more information, including fees and expenses. Please read the prospectus carefully before you invest or send money.

This year, we would like to highlight two of our index funds for you. Using an index based portfolio management strategy means that knowledge of the funds' investment strategy is very transparent. For example the E*TRADE Russell 2000 Index Fund is composed of small cap firms found in the Russell 2000 Index and the E*TRADE S&P 500 Index Fund is composed of firms found on the S&P 500 Index - wasn't that easy...no surprises.

E*TRADE Russell 2000 Index Fund

The E*TRADE Russell 2000 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index SM***, a recognized benchmark for the small cap group. Small Cap funds have been noted as a well performing group, according to Kiplinger's Personal Finance Magazine****, in the first year of a recovery, small stocks have outpaced shares of larger companies by 7.5% on average. The reason: Small companies tend to react more quickly to improved economic conditions. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be: less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

E*TRADE S&P 500 Index Fund

The E*TRADE S&P 500 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expense, the performance of the S&P 500 Index**, a recognized index for representing a broad perspective on the U.S. Economy. The E*TRADE S&P 500 Index fund is available exclusively to E*TRADE customers.

The E*TRADE Premier Money Market Fund's audited financial statements for the year ended December 31, 2001 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Premier Money Market Fund.

Sincerely,

E*TRADE Funds

* An investment in the E*TRADE Premier Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the E*TRADE Premier Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to loose money by investing in the E*TRADE Premier Money Market Fund.

**Standard & Poor'sTM," "S&PTM", "S&P 500TM", "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the E*TRADE S&P 500 Index Fund.

The E*TRADE S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the E*TRADE S&P 500 Index Fund.

*** Frank Russell Company does not sponsor the E*TRADE Russell 2000 Index Fund nor is it affiliated in any way with E*TRADE Asset Management or the Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The E*TRADE Russell 2000 Index Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the E*TRADE Russell 2000 Index Fund.

**** Kiplinger's Personal Finance Magazine, January 2002. Kiplinger's utilized data back to 1954, which covered the past 10 recessions in the US economy.

MONEY MARKET MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001


SECURITY                                         FACE AMOUNT               VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--11.12%
--------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank AG
  1.78%, 02/14/02                                $ 5,000,000      $    5,000,000
  2.05%, 01/31/02                                 40,000,000          40,000,000
Bayerische Landesbank
  5.05%, 02/26/02                                 20,000,000          20,097,150
BNP Paribas
  3.42%, 03/06/02                                 15,000,000          15,037,014
Chase Manhattan Bank USA
  1.75%, 03/12/02                                 25,000,000          25,000,000
Comerica Bank-Detroit
  3.71%, 09/17/02                                 10,000,000          10,004,049
Commerzbank AG
  3.64%, 01/22/02                                  5,000,000           5,000,037
Dresdner Bank AG
  2.53%, 10/15/02                                 10,000,000          10,041,195
Societe Generale
  3.88%, 07/29/02                                 15,000,000          14,998,329
Svenska Handelsbanken AB
  1.84%, 01/17/02                                 36,000,000          35,999,839
Toronto-Dominion Bank
  2.04%, 11/13/02                                 10,000,000          10,000,000
US Bank NA Minnesota
  3.44%, 02/25/02                                  5,000,000           5,000,000
--------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $196,177,613)                                                 196,177,613
--------------------------------------------------------------------------------

SECURITY                                         FACE AMOUNT               VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER--51.73%
--------------------------------------------------------------------------------
Amstel Funding Corp.
  1.93%, 04/12/02                                 11,483,000          11,420,823
  1.97%, 03/07/02                                  5,000,000           4,982,215
  2.12%, 02/12/02                                 10,000,000           9,975,267
  2.15%, 05/24/02                                 10,000,000           9,914,597
  2.34%, 01/04/02                                 10,000,000           9,998,054
  2.34%, 03/04/02                                  8,767,000           8,731,669
  2.37%, 04/10/02                                 20,000,000          19,869,650
  3.53%, 02/11/02                                  5,000,000           4,979,899
Banque Generale du Luxembourg
  1.92%, 02/04/02                                 25,000,000          24,954,667
COFCO Capital Corp.
  1.86%, 01/10/02                                 14,400,000          14,393,304
Danske Corp.
  3.39%, 02/19/02                                  5,000,000           4,976,929
Deutsche Bank Financial LLC
  2.06%, 02/11/02                                 10,000,000           9,976,539

Dorada Finance Inc.
  2.32%, 01/22/02                                  5,000,000           4,993,233
Edison Asset Securitization Corp.
  2.07%, 02/14/02                                 10,000,000           9,974,700
Falcon Asset Securitization Corp.
  1.87%, 02/15/02                                  5,560,000           5,547,004
Fayette Funding LP
  2.00%, 02/06/02                                 20,000,000          19,960,000
Formosa Plastics
  1.80%, 03/21/02                                 13,000,000          12,948,650
  2.07%, 02/20/02                                  3,740,000           3,729,248
Forrestal Funding Corp.
  1.92%, 03/05/02                                 20,000,000          19,932,800
  2.13%, 01/28/02                                 25,000,000          24,960,063
GE Capital International
  1.81%, 03/20/02                                 10,000,000           9,960,783
  2.29%, 02/13/02                                 25,000,000          24,931,618
General Electric Capital Corp.
  2.03%, 02/22/02                                 10,000,000           9,970,678
  3.36%, 02/19/02                                 10,000,000           9,954,266
Goldman Sachs Group Inc.
  1.75%, 01/02/02                                 37,000,000          36,998,201
Intrepid Funding
  2.10%, 01/18/02                                 13,053,000          13,040,056
  2.10%, 01/28/02                                 35,000,000          34,944,875
  2.38%, 01/18/02                                 29,000,000          28,967,407
Jupiter Securitization Corp.
  1.87%, 02/14/02                                  3,679,000           3,670,591
  1.87%, 02/13/02                                  4,382,000           4,372,212
  2.05%, 01/04/02                                  5,000,000           4,999,146
  2.07%, 01/22/02                                 10,000,000           9,987,925
  2.08%, 01/16/02                                 10,000,000           9,991,333
  2.32%, 01/22/02                                  9,844,000           9,830,678
  2.35%, 01/14/02                                  5,138,000           5,133,640
  3.58%, 01/28/02                                  8,147,000           8,125,125
K2 USA LLC
  1.84%, 03/05/02                                 20,000,000          19,935,600
  2.37%, 02/15/02                                 16,000,000          15,952,700
Liberty Street Funding Corp.
  1.85%, 02/08/02                                 25,000,000          24,951,181
  1.95%, 02/08/02                                 10,000,000           9,979,417
  2.00%, 01/31/02                                  3,580,000           3,574,033
  2.12%, 01/24/02                                 17,193,000          17,169,713
  2.25%, 04/19/02                                  6,162,000           6,120,407
Loch Ness LLC
  1.79%, 03/11/02                                  2,304,000           2,296,095
  1.80%, 03/11/02                                 10,000,000           9,965,500
  1.85%, 03/19/02                                  8,000,000           7,968,344
  2.05%, 04/30/02                                  7,765,000           7,712,381
  2.05%, 01/15/02                                  3,500,000           3,497,210
  2.12%, 01/15/02                                  4,842,000           4,838,008
  2.29%, 01/22/02                                 20,000,000          19,973,283
  3.60%, 01/10/02                                  5,000,000           4,995,500
  3.61%, 01/23/02                                 10,000,000           9,977,939
  3.66%, 01/15/02                                 10,000,000           9,985,767

Market Street Funding Corp.
  2.11%, 01/11/02                                 10,000,000           9,994,139
Moat Funding LLC
  1.79%, 02/19/02                                 25,000,000          24,939,090
  2.28%, 04/22/02                                 20,000,000          19,859,400
  3.58%, 01/22/02                                 10,000,000           9,979,116
Moriarty LLC
  2.09%, 02/19/02                                 15,000,000          14,957,329
Receivables Capital Corp.
  2.05%, 01/18/02                                 15,000,000          14,985,479
Sigma Finance Inc.
  1.80%, 02/11/02                                 16,976,000          16,941,199
  2.35%, 01/24/02                                  3,000,000           2,995,496
Silver Tower US Funding LLC
  1.99%, 01/07/02                                 20,000,000          19,993,367
  2.10%, 01/23/02                                 15,000,000          14,980,750
  2.14%, 02/01/02                                 20,000,000          19,963,145
  2.14%, 01/28/02                                  9,000,000           8,985,555
Special Purpose Accounts Receivable Corp.
  2.09%, 01/29/02                                 20,000,000          19,967,489
Svenska Handelsbanken Inc.
  1.91%, 05/06/02                                 10,000,000           9,933,681
Swedish Export Credit Corp.
  1.82%, 03/12/02                                 54,525,000          54,332,042
Thames Asset Global Securitization Inc.
  2.56%, 01/30/02                                 10,000,000           9,979,378
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $912,777,578)                                                 912,777,578
--------------------------------------------------------------------------------

SECURITY                                         FACE AMOUNT               VALUE
--------------------------------------------------------------------------------
MEDIUM TERM NOTES--5.37%
--------------------------------------------------------------------------------
Beta Finance Co. Ltd.
  2.54%, 10/16/02                                 15,000,000          15,000,000
  3.67%, 09/10/02                                 15,000,000          15,000,000
  4.31%, 05/31/02                                  5,000,000           5,000,000
Dorada Finance Inc.
  4.08%, 07/16/02                                  5,000,000           5,000,000
General Electric Capital Corp.
  5.50%, 04/15/02                                  4,700,000           4,742,082
K2 USA LLC
  2.21%, 11/12/02                                 10,000,000          10,000,000
Links Finance LLC
  2.20%, 11/19/02                                 15,000,000          15,000,000
  2.58%, 11/13/02                                 15,000,000          15,000,000
Sigma Finance Inc.
  4.16%, 08/06/02                                 10,000,000          10,000,000
--------------------------------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $94,742,082)                                                   94,742,082
--------------------------------------------------------------------------------

SECURITY                                         FACE AMOUNT               VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--1.11%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
  2.07%, 11/07/02                                 20,000,000          19,643,500
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $19,643,500)                                                   19,643,500
--------------------------------------------------------------------------------

SECURITY                                         FACE AMOUNT               VALUE
--------------------------------------------------------------------------------
VARIABLE & FLOATING RATE NOTES--28.17%
--------------------------------------------------------------------------------
Associates Corp. of North America
  1.91%, 06/17/02                                 15,000,000          14,999,987
  2.22%, 05/17/02                                  2,500,000           2,501,330
  2.28%, 02/04/02                                  1,000,000           1,000,124
  2.33%, 05/01/02                                  6,500,000           6,502,949
Associates Manufactured Housing Certificates
  2.13%, 10/15/02                                  3,522,523           3,522,523
Bank of America Corp.
  2.02%, 06/17/02                                  5,285,000           5,292,837
  2.68%, 08/01/02                                  2,000,000           2,005,278
  3.75%, 02/11/02                                 20,000,000          20,006,527
Bank One Corp.
  2.00%, 06/26/02                                  3,000,000           3,000,260
  2.11%, 08/12/02                                  2,000,000           2,002,425
  2.21%, 05/07/02                                 10,000,000          10,005,708
Bank One NA
  4.44%, 01/31/02                                  3,000,000           3,000,063
Countrywide Home Loans Inc.
  2.33%, 02/01/02                                 10,000,000          10,000,481
Dorada Finance Inc.
  1.85%, 05/14/02                                 10,000,000          10,000,000
First Union Corp.
  2.21%, 05/09/02                                 10,000,000          10,006,040
First Union National Bank
  2.01%, 02/25/02                                  5,000,000           4,999,873
  2.14%, 08/16/02                                 10,000,000          10,007,376
  2.36%, 10/29/02                                 30,000,000          30,022,572
  3.59%, 09/06/02                                  2,000,000           2,001,706
Fleet National Bank
  2.27%, 09/03/02                                  1,000,000           1,000,951
  2.54%, 01/22/02                                  4,000,000           4,000,867
Goldman Sachs Group Inc.
  2.10%, 01/14/02                                  5,000,000           5,000,271
  2.13%, 05/24/02                                  7,500,000           7,504,584
  2.25%, 02/12/02                                  1,000,000           1,000,273
  2.30%, 03/08/02                                  5,000,000           5,005,537
  2.50%, 02/18/02                                  1,400,000           1,400,744
  2.55%, 01/23/02                                  8,000,000           8,001,018
  2.56%, 01/17/02                                  2,000,000           2,000,182
  2.60%, 01/14/02                                  5,000,000           5,000,447
  2.61%, 01/14/02                                  5,000,000           5,000,464
Holmes Financing No. 5 Series 1 Class A
  1.91%, 10/15/02                                 50,000,000          50,000,000
Household Finance Corp.
  2.18%, 05/14/02                                 10,000,000          10,007,665
K2 USA LLC
  1.87%, 06/17/02                                 10,000,000          10,000,000
  1.90%, 01/15/02                                 10,000,000           9,999,994
  1.93%, 10/21/02                                 15,000,000          15,000,000

Key Bank NA
  2.02%, 03/25/02                                  9,000,000           9,002,475
  2.65%, 07/02/02                                 10,000,000          10,005,577
  2.65%, 07/02/02                                 10,500,000          10,501,088
  4.01%, 03/18/02                                  3,000,000           3,000,929
Links Finance LLC
  1.84%, 01/25/02                                 10,000,000           9,999,706
Merrill Lynch & Co. Inc.
  2.50%, 07/24/02                                  4,000,000           4,004,554
  2.51%, 02/08/02                                  3,000,000           3,001,332
  2.53%, 01/15/02                                  5,000,000           5,000,347
  2.68%, 04/08/02                                 10,000,000          10,006,913
  2.82%, 03/25/02                                 15,055,000          15,063,267
Monet Trust Class A2 Notes
  1.97%, 06/28/02                                 15,000,000          15,000,000
Morgan Stanley Dean Witter & Co.
  2.30%, 05/20/02                                  3,000,000           3,003,848
  3.83%, 01/28/02                                  1,700,000           1,700,263
National City Bank
  2.17%, 03/01/02                                 10,000,000          10,000,895
Sigma Finance Inc.
  1.85%, 01/16/02                                 10,000,000           9,999,897
Textron Financial Corp. 2001-A Class A-1
  2.12%, 12/20/02                                 25,800,000          25,800,000
Unilever NV
  2.47%, 10/24/02                                 45,000,000          45,066,619
US Bancorp
  5.20%, 05/08/02                                 13,000,000          13,006,987
Wachovia Bank NA
  2.07%, 05/23/02                                  3,000,000           3,001,145
--------------------------------------------------------------------------------

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $496,966,898)                                                 496,966,898
--------------------------------------------------------------------------------

SECURITY                                         FACE AMOUNT               VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-2.29%

--------------------------------------------------------------------------------
Goldman Sachs Tri-Party Repurchase Agreement,
dated 12/31/01, due 01/02/02, with a maturity
value of $20,000,000 and an effective yield
of 1.80%.                                         20,000,000          20,000,000

Merrill Lynch Tri-Party Repurchase Agreement,
dated 12/31/01, due 01/02/02, with a maturity
value of $20,418,008 and an effective yield
of 1.77%.                                         20,416,000          20,416,000
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $40,416,000)                                                   40,416,000
--------------------------------------------------------------------------------


TOTAL INVESTMENTS IN SECURITIES -- 99.79%
(Cost $1,760,723,671)                                              1,760,723,671
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.21%                                3,758,440
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                              $1,764,482,111
================================================================================


----------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------

ASSETS

Investment in Money Market Master Portfolio ("Master Portfolio"), at market value (Note 1)          $148,192,265
Receivable for fund shares sold                                                                        1,507,001
Due from E*TRADE Asset Management, Inc. (Note 2)                                                          17,891
                                                                                                    ------------
       TOTAL ASSETS                                                                                  149,717,157
                                                                                                    ------------
LIABILITIES
Payable for fund shares redeemed                                                                       1,579,244
Accrued administration fee (Note 2)                                                                       12,009
Distribution to shareholders                                                                              42,878
Due to Trustees                                                                                            2,673
Accrued expenses                                                                                          72,084
                                                                                                    ------------
       TOTAL LIABILITIES                                                                               1,708,888
                                                                                                    ------------
TOTAL NET ASSETS                                                                                    $148,008,269
                                                                                                    ============
NET ASSETS CONSIST OF:
Paid-in capital                                                                                      148,003,250
Net realized gain on investments                                                                           5,019
                                                                                                    ============
TOTAL NET ASSETS                                                                                    $148,008,269
                                                                                                    ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                                           148,003,250
                                                                                                    ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                      $       1.00
                                                                                                    ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2001
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Interest                                                                         $7,712,556
       Expenses (Note 2)                                                                  (174,997)
                                                                                        ----------
              NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                      7,537,559
                                                                                        ----------
EXPENSES (NOTE 2):
       Advisory fee                                                                         34,970
       Administration fee                                                                  431,742
       Shareholder servicing fees                                                           92,808
       Transfer agency fees                                                                 20,944
       Legal services                                                                       14,269
       Audit services                                                                        5,545
       Custodian fee                                                                        14,672
       Registration fees                                                                    19,712
       Trustee fees                                                                          9,744
       Other expenses                                                                        6,997
                                                                                        ----------
       TOTAL FUND EXPENSES BEFORE WAIVER                                                   651,403
Waived fees and reimbursed expenses (Note 2)                                               (77,906)
                                                                                        ----------
       NET EXPENSES                                                                        573,497
                                                                                        ----------
NET INVESTMENT INCOME                                                                    6,964,062
                                                                                        ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIO
       Net realized gain on sale of investments                                              5,019
                                                                                        ----------
              NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
              ALLOCATED FROM MASTER PORTFOLIO                                                5,019
                                                                                        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $6,969,081
                                                                                        ==========

   The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                           Period from April 7, 2000
                                                                                                              (commencement of
                                                                                     For the Year Ended       operations) through
                                                                                      December 31, 2001        December 31, 2000
                                                                                     --------------------    --------------------
NET DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                                   $   6,964,062           $   6,889,222
Net realized gain on sale of investments                                                        5,019                      --
                                                                                        -------------           -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        6,969,081               6,889,222
                                                                                        -------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                   (6,964,062)             (6,889,222)
                                                                                        -------------           -------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                          424,569,414             497,643,773
Value of shares issued in reinvestment of dividends and distributions                       6,170,492               6,063,616
Cost of shares redeemed                                                                  (450,627,566)           (335,816,479)
                                                                                        -------------           -------------
NET (DECREASE)/INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK         (19,887,660)            167,890,910
                                                                                        -------------           -------------
NET (DECREASE)/INCREASE IN NET ASSETS                                                     (19,882,641)            167,890,910
NET ASSETS:
Beginning of period                                                                       167,890,910                      --
                                                                                        -------------           -------------
END OF PERIOD                                                                           $ 148,008,269           $ 167,890,910
                                                                                        =============           =============
SHARE TRANSACTIONS:
Number of shares sold                                                                     424,569,414             497,643,773
Number of shares reinvested                                                                 6,170,492               6,063,616
Number of shares redeemed                                                                (450,627,566)           (335,816,479)
                                                                                        -------------           -------------
NET (DECREASE)/INCREASE IN SHARES OUTSTANDING                                             (19,887,660)            167,890,910
                                                                                        =============           =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                     Period from
                                                                                                    April 7, 2000
                                                                                                    (commencement
                                                                             Year Ended         of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                                    December 31, 2001 7     December 31, 2000 7
                                                                          -----------------       -------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                           $   1.00                 $   1.00
                                                                               --------                 --------
INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                                                       0.04                     0.05
       Net realized and unrealized gain on investments                             0.00 6                     --
                                                                               --------                 --------
       TOTAL INCOME FROM INVESTMENT OPERATIONS                                     0.04                     0.05
                                                                               --------                 --------
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                                   (0.04)                   (0.05)
                                                                               --------                 --------

NET ASSET VALUE, END OF PERIOD                                                 $   1.00                 $   1.00
                                                                               ========                 ========
TOTAL RETURN                                                                       3.91%                    4.64% 3
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                                $148,008                 $167,891
       Ratio of expenses to average net assets                  1                  0.43%                    0.42% 45
       Ratio of net investment income to average net assets     2                  4.00%                    6.19% 4

-----------------------------------------------------------------------------------------------------------------

1      Ratio of expenses to average net assets prior to waived
       fees and reimbursed expenses                                                0.47%                      --
2      Ratio of net investment income (loss) to average net assets
       prior to waived fees and reimbursed expenses                                3.96%                      --
3      For the period April 7, 2000 (commencement of operations) through
       December 31, 2000 and not indicative of a full year's operating results.
4      Annualized.
5      The Investment Advisor has voluntarily agreed to pay the non-affiliated
       Trustee expenses for the Fund for the period April 7, 2000 (commemcement of operations) through May 9, 2000. Even if such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.42% for the period from April 7, 2000
       (commencement of operations) through December 31, 2000.
6      Rounds to less than $0.01.
7      Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Premier Money Market Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2001 the Trust consisted of seven series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Premier Money Market Fund.

The Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing in the Money Market Master Portfolio (the "Master Portfolio"), which, in turn, invests in high-quality, short-term investments. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, whose shares are offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 2001, the value of the Fund's investment in the Master Portfolio was 8.40% of the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's interests held by the Fund. The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. The premiums are amortized and discounts are accreted on a straight line basis to maturity. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Such distributions to shareholders are recorded on the ex-dividend date.

Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2001.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its service as investment advisor to the Fund, ETAM is paid by the Fund at an annual rate of 0.12% of the Fund's average daily net assets, provided that such fee will be reduced by an amount equal to the advisory fee paid to BGFA by the Master Portfolio (and indirectly by the Fund as a shareholder of the Master Portfolio) with respect to the Fund's assets invested in the Master Portfolio. Under the current Investment Advisory Agreement, 0.10% of the Fund's average daily net assets is paid to BGFA and 0.02% of the average daily net assets is paid to ETAM, as the investment adviser to the Fund.

The Fund records daily its proportionate share of the Master Portfolio's advisory fee described above, certain other fees paid by the Master Portfolio, such as accounting, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets. Prior to September 10, 2001, ETAM was paid an administrative services fee equal to 0.30% of average daily net assets.

As of September 10, 2001, ETAM also acts as shareholder servicing agent to the Fund under a new Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.20% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, the Trust's distributor, for shareholder services provided by such affiliate to the Fund. Prior to September 10, 2001, E*TRADE Securities, Inc. served as the shareholder servicing agent for the Fund.

The amount called Due from E*TRADE Asset Management reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.45%.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.45% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

Previous to September 10, 2001 the Fund charged a unitary fee of 0.42% that did not contemplate a waiver. For the period after September 10, 2001 ETAM waived or reimbursed fees or expenses totaling $77,906.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the year ended December 31, 2001.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Premier Money Market Fund (the "Fund") (one of seven funds comprising the E*TRADE Funds) as of December 31, 2001 and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the respective periods ended December 31, 2001 and 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Premier Money Market Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP
Los Angeles, California
February 14, 2002

RESULTS OF SHAREHOLDER VOTING (UNAUDITED)

A special meeting of shareholders of the Fund was held on November 2, 2001, as reconvened on November 27, 2001, at which shareholders voted on and approved each of the proposals presented at the meeting. The proxy with respect to this meeting, dated September 21, 2001, provides a more comprehensive discussion of the proposals. The following were the results of the vote:

A.       PROPOSALS APPROVED BY SHAREHOLDERS

         o Election of Trustees of the Trust (aggregating the votes of all shareholders of each series of the Trust)

                         FOR                             WITHHELD AUTHORITY
                         ---                             ------------------
                      84,354,539                             6,895,617

         PROPOSALS OF THE MASTER PORTFOLIO VOTED ON BY SHAREHOLDERS

         o   Election of Trustees of MIP

                         FOR                             WITHHELD AUTHORITY
                         ---                             ------------------
                      78,156,024                             6,569,004

         o   Conversion   of   Investment    Objective   from   Fundamental   to
             Non-fundamental for Master Portfolio

                    FOR                     AGAINST                  ABSTAINED
                    ---                     -------                  ---------
                72,757,788                 4,665,806                 7,301,434

         o   Amendment  of  Fundamental   Investment   Restrictions   of  Master
             Portfolio

                                                                        FOR           AGAINST          ABSTAINED
                                                                        ---           -------          ---------
             a.       Industry Concentration                        74,416,942       3,755,537         6,552,549
             b.       Diversification                               75,588,480       2,647,754         6,488,794
             c.       Borrowing Money                               73,258,793       4,796,814         6,669,421
             d.       Issuing Senior Securities                     73,258,793       4,796,814         6,669,421
             e.       Lending                                       73,634,397       4,297,331         6,793,300
             f.       Underwriting                                  73,697,757       4,255,196         6,772,075
             g.       Investments in Real Estate                    74,278,436       3,727,145         6,719,447
             h.       Investments in Commodities and Commodity      72,939,051       5,159,172         6,626,805
                      Contracts

         o   Conversion  from  Fundamental  to   Non-fundamental  of  Investment
             Restrictions of Master Portfolio

                                                                        FOR           AGAINST          ABSTAINED
                                                                        ---           -------          ---------
             a.       Puts, Calls, Straddles, etc.                  72,586,223       5,623,169        6,515,636
             b.       Interests in Oil and Gas and Other            72,780,758       5,235,624        6,708,646
                      Minerals
             c.       Investment for Purpose of Control             73,221,400       4,934,734        6,568,894
             d.       Short Sales and Margin Purchases              72,993,092       5,163,042        6,568,894

TRUSTEE/OFFICER INFORMATION (UNAUDITED)

         The chart below identifies the Trustees and officers of the Trust which currently consists of seven series. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*).

---------------------------------------------------------------------------------------------------------------------------
                                                           TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,                                                                                     OTHER
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)             DIRECTORSHIPS
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS            HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Steven Grenadier (36)              Since February 1999        Mr. Grenadier is an Associate
118 King Street                                               Professor of Finance at the
San Francisco, CA  94107                                      Graduate School of Business at
Trustee                                                       Stanford University, where he has
                                                              been employed as a professor since
                                                              1992.
---------------------------------------------------------------------------------------------------------------------------
*Shelly J. Meyers (42) (1)         Since February 1999        Ms. Meyers is the Manager, Chief      Meyers Investment
118 King Street                                               Executive Officer, and founder of     Trust
San Francisco, CA  94107                                      Meyers Capital Management, a
Trustee                                                       registered investment adviser         Meyers Capital
                                                              formed in January 1996.  She has      Management LLC
                                                              also managed the Meyers Pride Value
                                                              Fund since June 1996.
---------------------------------------------------------------------------------------------------------------------------
*Leonard C. Purkis (52) (1)        Since February 1999        Mr. Purkis is chief financial         E*TRADE Bank
118 King Street                                               officer and executive vice
San Francisco, CA  94107                                      president of finance and
Trustee                                                       administration of E*TRADE Group,
                                                              Inc.  He previously served as chief
                                                              financial officer for Iomega
                                                              Corporation (hardware manufacturer)
                                                              from 1995 to 1998.
---------------------------------------------------------------------------------------------------------------------------
Ashley T. Rabun (48)               Since February 1999        Ms. Rabun is the Founder and Chief    Trust For Investment
118 King Street                                               Executive Officer of InvestorReach    Managers
San Francisco, CA  94107                                      (which is a consulting firm
Trustee                                                       specializing in marketing and
                                                              distribution strategies for
                                                              financial services companies formed
                                                              in October 1996).
---------------------------------------------------------------------------------------------------------------------------
George J. Rebhan (67)              Since December 1999        Mr. Rebhan retired in December        Trust For Investment
118 King Street                                               1993, and prior to that he was        Managers
San Francisco, CA  94107                                      President of Hotchkis and Wiley
Trustee                                                       Funds (investment company) from
                                                              1985 to 1993.
---------------------------------------------------------------------------------------------------------------------------
Liat Rorer (41)                    Since May 2001             Ms. Rorer is Vice President of        N/A
President                                                     Operations and a director of
                                                              E*TRADE  Asset Management,
                                                              Inc. She is  also a Key Business
                                                              Leader of E*TRADE Securities, Inc.
                                                              which she joined in 1999.
                                                              Prior to that Ms. Rorer
                                                              worked as a senior
                                                              consultant for the Spectrem
                                                              Group, (financial services
                                                              consulting) beginning in
                                                              1998. From 1996 to 1998,
                                                              she was a marketing Vice
                                                              President for Charles
                                                              Schwab's Retirement Plan
                                                              Services, and prior to that
                                                              she held positions in
                                                              Fidelity's Retail Services,
                                                              Legal and Institutional
                                                              Services Departments.
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                           TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,                                                                              OTHER DIRECTORSHIPS
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)            HELD BY TRUSTEE
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Elizabeth Gottfried (41)           Since November 2000        Ms. Gottfried is Vice President of    N/A
Vice President and Treasurer                                  E*TRADE Asset Management. She
                                                              joined E*TRADE in September
                                                              2000. Prior to that, she
                                                              worked at Wells Fargo Bank
                                                              from 1984 to 2000 and
                                                              managed various areas of
                                                              Wells Fargo's mutual fund
                                                              group.
---------------------------------------------------------------------------------------------------------------------------
Ulla Tarstrup (34)                 Since August 2000          Ms. Tarstrup joined E*TRADE in        N/A
Vice President                                                August 1998.  Prior to that, she
                                                              worked in Franklin Resources'
                                                              legal and administration department
                                                              from 1994 to 1998.
---------------------------------------------------------------------------------------------------------------------------
Jay Gould (46)                     Since August 2000          Mr. Gould is Secretary of E*TRADE     N/A
Secretary                                                     Asset Management.  From February
                                                              to  December 1999, he served as
                                                              a Vice President at
                                                              Transamerica and prior to
                                                              that he worked at Bank of
                                                              America (banking and
                                                              financial services) from
                                                              1994.
---------------------------------------------------------------------------------------------------------------------------

* Ms. Meyers may be considered an "interested" person of the Trust because she is an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust. Mr. Purkis may be considered an "interested" person of the Trust because he is an officer of E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust.

(1) Effective February 21, 2002, Mr. Purkis resigned as a Trustee and Mitchell Caplan was elected by the Board as an "interested" Trustee

         The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at amortized cost (Cost: $1,760,723,671) (Note 1)              $    1,760,723,671
Cash                                                                                                     901
Receivables:
      Interest                                                                                     4,061,625
                                                                                          ------------------
Total Assets                                                                                   1,764,786,197
                                                                                          ------------------
LIABILITIES
Payables:
      Advisory fees (Note 2)                                                                         304,086
                                                                                          ------------------
Total Liabilities                                                                                    304,086
                                                                                          ------------------
NET ASSETS                                                                                $    1,764,482,111
                                                                                          ==================

------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME
      Interest                                                                            $       37,482,531
                                                                                          ------------------
Total investment income                                                                           37,482,531
                                                                                          ------------------
EXPENSES (NOTE 2)
      Advisory fees                                                                                  997,827
                                                                                          ------------------
Total expenses                                                                                       997,827
                                                                                          ------------------
Net investment income                                                                             36,484,704
                                                                                          ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain on sale of investments                                                        26,158
                                                                                          ------------------
Net gain on investments                                                                               26,158
                                                                                          ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $       36,510,862
                                                                                          ==================

------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2001      DECEMBER 31, 2000
                                                                            ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
      Net investment income                                                   $     36,484,704       $     26,598,971
      Net realized gain                                                                 26,158                     22
                                                                              ----------------       ----------------
Net increase in net assets resulting from operations                                36,510,862             26,598,993
                                                                              ----------------       ----------------
INTERESTHOLDER TRANSACTIONS:
      Contributions                                                              7,101,626,395          1,633,105,244
      Withdrawals                                                               (5,886,952,331)        (1,391,880,314)
                                                                              ----------------       ----------------
Net increase in net assets resulting from interestholder transactions            1,214,674,064            241,224,930
                                                                              ----------------       ----------------
Increase in net assets                                                           1,251,184,926            267,823,923
                                                                              ----------------       ----------------
NET ASSETS:
Beginning of year                                                                  513,297,185            245,473,262
                                                                              ----------------       ----------------
End of year                                                                   $  1,764,482,111       $    513,297,185
                                                                              ================       ================

---------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).


     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolio at December 31, 2001 were fully collateralized by U.S. Government and Agency obligations as follows:

     -----------------------------------------------------------------------------------------

                                                                            Aggregate Market
       Repurchase Agreement       Interest Rate(s)     Maturity Date(s)           Value
     -----------------------------------------------------------------------------------------

       Goldman Sachs Tri-Party         6.50%               10/01/31            $20,400,000
       Merrill Lynch Tri-Party     4.88% - 8.00%     07/01/06 - 03/01/41        20,825,658

     -----------------------------------------------------------------------------------------


2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

     Certain officers and trustees of MIP are also officers of Stephens and BGI. As of December 31, 2001, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     At December 31, 2001, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

4.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

--------------------------------------------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED          PERIOD ENDED       PERIOD ENDED
                                 DECEMBER 31,      DECEMBER 31,          DECEMBER 31,       FEBRUARY 28,
                                         2001              2000              1999 (1)           1999 (4)
--------------------------------------------------------------------------------------------------------

       Ratio of expenses (2)            0.10%             0.10%               0.10%             0.10%
       to average net
       assets

       Ratio of net (2)                 3.66%             6.43%               5.23%             5.17%
       investment income
       to average net
       assets

       Total return                     4.23%             6.52%               4.44%(3)          2.61%(3)

--------------------------------------------------------------------------------------------------------

(1)  FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIO CHANGED ITS FISCAL YEAR END FROM
     FEBRUARY 28 TO DECEMBER 31.

(2)  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.

(3)  NOT ANNUALIZED.

(4)  FOR THE PERIOD FROM SEPTEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1999.

INDEPENDENT ACCOUNTANTS' REPORT


To the Interestholders and Board of Trustees
Master Investment Portfolio:

     In our opinion the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which include confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

     The financial statements of the Portfolio as of December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
San Francisco, California
February 8, 2002

CHANGE IN INDEPENDENT ACCOUNTANTS (UNAUDITED)

     As a result of the resignation of KPMG LLP as the Master Portfolio's independent accountants, the Audit Committee and the Board of Trustees of the Master Portfolio voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Master Portfolio's year ended December 31, 2001. During the three previous years, the audit reports of KPMG LLP contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Master Portfolio and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.


MASTER INVESTMENT PORTFOLIO
TRUSTEES INFORMATION (UNAUDITED)

     The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). MIP and BGIF are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee oversees 23 funds within the fund complex and serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified. Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-888-204-3956.

OFFICERS AND INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------
                                      POSITION(S), LENGTH OF   PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS,
NAME, ADDRESS AND AGE                 TIME SERVED              DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------
Richard H. Blank, Jr., 45             Chief Operating          Vice President of Stephens Inc.; Director of
                                      Officer, Secretary       Stephens Sports Management Inc.; and
                                      and Treasurer, since     Director of Capo Inc.
                                      October 20, 1993
-------------------------------------------------------------------------------------------------------------
*R. Greg Feltus, 50                   Trustee, Chairman        Executive Vice President of Stephens Inc.;
                                      and President, since     President of Stephens Insurance Services
                                      October 20, 1993         Inc.; Senior Vice President of Stephens
                                                               Sports Management Inc.; and
                                                               President of Investors Brokerage Insurance
                                                               Inc.
-------------------------------------------------------------------------------------------------------------
**Lee T. Kranefuss, 40                Trustee, since           Chief Executive Officer of the Individual
Barclays Global Investors             November 16, 2001        Investor Business of Barclays Global
45 Fremont Street                                              Investors, N.A.; The Boston Consulting Group
San Francisco, CA 94105                                        (until 1997)
-------------------------------------------------------------------------------------------------------------


DISINTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE                 POSITION(S), LENGTH OF   PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS,
                                      TIME SERVED              DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------
Mary G.F. Bitterman, 57               Trustee, since           President and Chief Executive Officer of the
                                      November 16, 2001        James Irvine Foundation; President and Chief
                                                               Executive Officer of KQED, Inc.; Director of
                                                               Pacific Century Financial Corporation/Bank
                                                               of Hawaii.
-------------------------------------------------------------------------------------------------------------
Jack S. Euphrat, 79                   Trustee, since October   Private Investor.
                                      20, 1993
-------------------------------------------------------------------------------------------------------------
W. Rodney Hughes, 75                  Trustee, since October   Private Investor.
                                      20, 1993
-------------------------------------------------------------------------------------------------------------
Richard K. Lyons, 41                  Trustee, since           Professor, University of California,
                                      November 16, 2001        Berkeley: Haas School of Business; Member,
                                                               Council of Foreign Relations; Director of
                                                               Matthews International Funds; Trustee of
                                                               iShares Trust, Director of iShares, Inc.
-------------------------------------------------------------------------------------------------------------
Leo Soong, 55                         Trustee, since           Managing Director of C.G. Roxane LLC;
                                      February 9, 2000         Managing Director of Crystal Geyser Roxane
                                                               Water Co.; Co-Founder and President of
                                                               Crystal Geyser Water Co.
-------------------------------------------------------------------------------------------------------------

* R. Greg Feltus is deemed to be an "interested person" because he serves as the Executive Vice President of
Stephens Inc., the distributor and co-administrator for the Master Portfolios.

** Lee T. Kranefuss is deemed to be an "interest person" because he serves as Chief Executive Officer of the
Individual Investor Business of Barclays Global Investors, N.A., the co-administrator of the Master
Portfolios and the parent company of BGFA, the investment advisor for MIP.